Disclosures on Individual Items of the Financial Statements (Details) - Schedule of cash and cash equivalents - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash	€ 1	€ 1
Cash at banks	101,812	17
Total	€ 101,813	€ 18